GE Trademark License Agreement (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of intangible assets			$ 5,105	$ 3,679	$ 7,958	$ 5,347
GE Trademark License - Net [Member]
Amortization of intangible assets	$ 611,037	$ 608,695	$ 1,213,043	$ 1,217,391